Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement of Cash Flows [Abstract]
Net Loss	$ (13,818)	$ (12,805)
Proceeds from issuance of ordinary shares, net of issuance costs	30,758
Proceeds from the conversion of convertible bonds	21,696
Proceeds from exercise of warrants	493
Proceeds from exercise of options	438
Net cash provided by financing activities	53,385
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation	135	142
Share-based compensation	3,310	3,726
Warrants to service providers	209	348
Revaluation of warrants	(280)	(112)
Revaluation of convertible bonds	27
Finance income	(207)
Change in operating assets and liabilities:
Decrease in trade receivable	93	402
Increase in prepaid expenses and other receivables	1,070	(172)
Operating lease ROU assets and liabilities, net	54	129
Increase (decrease) in trade payables	(70)	517
Increase in employees and payroll accruals	(3)	145
Increase (decrease) in Derivative Liabilities	1,712
Increase (decrease) in accrued expenses and other payables	1,546	(695)
Net cash used in operating activities	(6,222)	(8,376)
Cash flows from investing activities:
Change in bank deposits	(53,180)	(14,902)
Purchase of property and equipment	(25)	(81)
Net cash provided by (used in) investing activities	(53,205)	(14,983)
Cash flows from financing activities:
Net Loss	(13,818)	(12,805)
Proceeds from issuance of ordinary shares, net of issuance costs	30,758
Proceeds from the conversion of convertible bonds	21,696
Proceeds from exercise of warrants	493
Proceeds from exercise of options	438
Net cash provided by financing activities	53,385
Effect of exchange rate fluctuations on cash and cash equivalent	(542)	256
Increase (decrease) in cash, cash equivalents and restricted cash	(6,042)	(23,615)
Cash, cash equivalents and restricted cash at the beginning of period	13,768	28,750
Cash, cash equivalents and restricted cash at the end of period	$ 7,184	$ 5,391